FAIR VALUE MEASUREMENT - Fair Value and NAV (Details) - TopBuild Corp. 401(k) Plan - USD ($)	Dec. 31, 2025	Dec. 31, 2024
FAIR VALUE MEASUREMENT
Investments, at fair value	$ 674,592,317	$ 589,745,437
Level 1
FAIR VALUE MEASUREMENT
Investments, at fair value	163,220,671	141,035,195
Measured at NAV
FAIR VALUE MEASUREMENT
Investments, at fair value	511,371,646	448,710,242
Mutual funds
FAIR VALUE MEASUREMENT
Investments, at fair value	136,365,158	118,863,784
Mutual funds | Level 1
FAIR VALUE MEASUREMENT
Investments, at fair value	136,365,158	118,863,784
Brokerage accounts
FAIR VALUE MEASUREMENT
Investments, at fair value	19,038,285	15,771,198
Brokerage accounts | Level 1
FAIR VALUE MEASUREMENT
Investments, at fair value	19,038,285	15,771,198
Collective trust funds
FAIR VALUE MEASUREMENT
Investments, at fair value	511,371,646	448,710,242
Collective trust funds | Measured at NAV
FAIR VALUE MEASUREMENT
Investments, at fair value	511,371,646	448,710,242
TopBuild Stock Fund
FAIR VALUE MEASUREMENT
Investments, at fair value	7,817,228	6,400,213
TopBuild Stock Fund | Level 1
FAIR VALUE MEASUREMENT
Investments, at fair value	$ 7,817,228	$ 6,400,213